Financial Assets and Financial Liabilities - Assets and Liabilities Currency Exchange Rate (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. dollars [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Currency exchange rates	57.60	60.66	72.88
Euro [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Currency exchange rates	68.87	63.81	79.70